Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

8. Accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022
	$	$
Trade payable	362,198	448,206
Sales tax payable	653,792	345,036
Accrued liabilities	824,102	972,889

	1,840,092	1,766,131